Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets, accumulated amortization		$ 79	$ 0
Deferred costs and intangible assets, accumulated amortization	475	147
Deferred costs accumulated amortization		$ 68	$ 15
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	125	0
Preferred stock, shares outstanding	0	125	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	9,643,540	345,063	20,000
Common stock, shares outstanding	9,643,540	345,063	20,000